Commitments and Contingencies - Schedule of Leases its Facilities Under Non-Cancelable Operating Lease Agreements (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 28, 2025	Sep. 29, 2024	Dec. 31, 2024	Dec. 29, 2024	Dec. 31, 2023
Finance lease cost:
Amortization of right-of-use assets				$ 553
Interest on lease liabilities				77
Lease cost				630
Operating lease cost				1,003	1,380
Variable lease cost					342
Total lease cost				1,633	1,722
Cash paid for amounts included in the measurement of lease liabilities
Finance leases	$ 1,528		$ 551	551
Operating leases				$ 1,039	$ 1,047
Weighted-average remaining lease term (in years):
Finance leases				2 years
Operating leases				2 years 6 months	2 years 5 months 23 days
Weighted-average discount rate:
Finance Leases				7.00%
Operating leases				9.50%	15.57%